The Balanced Fund
BALANCED FUND (formerly known as The Defensive Balanced Fund)
Investment Objective
The investment objective of the Fund is to provide income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Balanced Fund The Balanced Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.60%
Acquired Fund Fees and Expenses	[1]	0.20%
Total Annual Fund Operating Expenses		1.80%
Fee Waiver and Expense Reimbursements	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.69%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.49% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Balanced Fund The Balanced Fund Shares	202	624	1,073	2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 164% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may invest in investment companies ("underlying funds"), which include domestic and foreign mutual funds, exchange traded funds ("ETFs"), closed-end funds and unit investment trusts. The Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in equity securities or underlying funds investing in equity securities. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, including securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker's acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as "high-yield securities" or "junk bonds." The Fund may also invest in fixed income investment companies ("underlying funds"), which include foreign and domestic fixed-income mutual funds, exchange traded funds ("ETFs"), closed end funds and unit investment trusts and/or underlying funds that invest in fixed income securities.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund. When the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity funds in order to attempt to preserve capital. The Fund strives to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

None of the Fund's investment policies are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund's board, upon 60 days' prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities, involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Fixed Income Risk. The Fund invests in fixed income securities and underlying Funds that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Performance

The following bar chart and table illustrate how the fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 3rd Qtr. 2009 8.96%	Worst Quarter: 3rd Qtr. 2011 -11.55%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Balanced Fund	1 Year	5 Years	Since Inception	Inception Date
The Balanced Fund Shares	(4.49%)	(0.87%)	0.22%	Jan. 31, 2006
The Balanced Fund Shares - Return After Taxes on Distributions	(4.86%)	(1.39%)	(0.26%)	Jan. 31, 2006
The Balanced Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(2.92%)	(0.97%)	(0.04%)	Jan. 31, 2006
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	1.84%	Jan. 31, 2006
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.91%	2.45%	3.38%	Jan. 31, 2006

The Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Intermediate-Term Government/Credit Index and is representative of the average composition of the Fund.

The Muirfield Fund
MUIRFIELD FUND®
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Muirfield Fund The Muirfield Fund Shares
Management Fees		0.83%
Distribution (12b-1) Fees		0.20%
Other Expenses		0.55%
Acquired Fund Fees and Expenses	[1]	0.06%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and Expense Reimbursements	[2]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		1.45%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Muirfield Fund The Muirfield Fund Shares	200	618	1,062	2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 189% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in common and preferred stocks and equity investment companies ("underlying funds") which include domestic and foreign mutual funds, exchange traded funds ("ETFs"), closed-end funds and unit investment trusts. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The Adviser selects the Fund's investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to preserve capital when the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund's investment policies are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund's board, upon 60 days' prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to raise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2003 14.33%	Worst Quarter: 3rd Qtr. 2011 -16.17%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Muirfield Fund	1 Year	5 Years	10 Years	Inception Date
The Muirfield Fund Shares	(7.55%)	(1.50%)	2.63%	Aug. 10, 1988
The Muirfield Fund Shares - Return After Taxes on Distributions	(7.59%)	(1.78%)	2.40%	Aug. 10, 1988
The Muirfield Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(4.91%)	(1.42%)	2.14%	Aug. 10, 1988
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	2.92%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	1.55%	0.80%	2.83%

The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
Spectrum Fund
SPECTRUM FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Spectrum Fund Spectrum Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.83%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.90%
Fee Waiver and Expense Reimbursements	[2]	(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver		1.75%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.68% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years
Spectrum Fund Spectrum Fund Shares	210	680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund pursues its investment objective by investing in common and preferred stocks and equity investment companies ("underlying funds") which include domestic and foreign mutual funds, exchange traded funds ("ETFs"), closed-end funds and unit investment trusts. The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The Adviser selects the Fund's investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to preserve capital when the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund's investment policies are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund's board, upon 60 days' prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to raise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. The Fund invests in fixed income securities of any credit quality. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The Fund invests in fixed income securities of any maturity. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

The Dynamic Growth Fund
DYNAMIC GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Dynamic Growth Fund The Dynamic Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.64%
Fee Waiver and Expense Reimbursements	[2]	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver		1.46%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Dynamic Growth Fund The Dynamic Growth Fund Shares	199	615	1,057	2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in common and preferred stocks. The Fund also invests in equity investment companies ("underlying funds"), which include foreign and domestic mutual funds, exchange traded funds ("ETFs"), closed-end funds and unit investment trusts. The Fund may select value or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser selects the Fund's investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

None of the Fund's investment policies are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund's board, upon 60 days' prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 17.80%	Worst Quarter: 4th Qtr. 2008 -22.27%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Dynamic Growth Fund	1 Year	5 Years	10 Years	Inception Date
The Dynamic Growth Fund Shares	(5.65%)	(1.96%)	1.75%	Feb. 29, 2000
The Dynamic Growth Fund Shares - Return After Taxes on Distributions	(5.65%)	(2.51%)	1.36%	Feb. 29, 2000
The Dynamic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(3.67%)	(1.84%)	1.33%	Feb. 29, 2000
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	2.92%	Feb. 29, 2000

The Strategic Growth Fund
STRATEGIC GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Strategic Growth Fund The Strategic Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.12%
Total Annual Fund Operating Expenses		1.70%
Fee Waiver and Expense Reimbursements	[2]	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver		1.51%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Strategic Growth Fund The Strategic Growth Fund Shares	203	627	1,078	2,327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 166% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies ("underlying funds"), which include domestic and foreign mutual funds, exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. The Adviser continually evaluates investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors. The Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by using our strategic investment selection process. The current target allocation is comprised of the following: 25% large-cap holdings, 20% mid-cap holdings, 17.5% international holdings, 12.5% small-cap holdings, 12.5% real estate holdings, and 12.5% commodities holdings. Since these are target investment allocations, the actual allocations of the Fund's assets may deviate from the target percentages. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRS). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

None of the Fund's investment policies are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund's board, upon 60 days' prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Sector Risk. The underlying investments in the Funds may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk. The Fund may invest in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 20.22%	Worst Quarter: 4th Qtr. 2008 -26.91%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Strategic Growth Fund	1 Year	5 Years	Since Inception	Inception Date
The Strategic Growth Fund Shares	(8.34%)	(2.21%)	(0.60%)	Jan. 31, 2006
The Strategic Growth Fund Shares - Return After Taxes on Distributions	(8.34%)	(2.54%)	(0.92%)	Jan. 31, 2006
The Strategic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(5.42%)	(1.96%)	(0.61%)	Jan. 31, 2006
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	1.84%	Jan. 31, 2006
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	(1.93%)	0.11%	1.55%	Jan. 31, 2006

The Blended Index is comprised of 25% S&P 500, 20% S&P MidCap 400, 12.5% Russell 2000, 12.5% Dow Jones US Select REIT Index, 12.5% Goldman Sachs Commodity Index, 12% Morgan Stanley Capital International Europe, Australasia, and Far East, and 5.5% Morgan Stanley Capital International Emerging Markets Index and is representative of the average composition of the Fund.

The Aggressive Growth Fund
AGGRESSIVE GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Aggressive Growth Fund The Aggressive Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.70%
Acquired Fund Fees and Expenses	[1]	0.07%
Total Annual Fund Operating Expenses		1.77%
Fee Waiver and Expense Reimbursements	[2]	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver		1.66%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[2]	The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.59% for the Fund. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "Management of the Funds" in the Fund's Prospectus for more information.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Aggressive Growth Fund The Aggressive Growth Fund Shares	212	655	1,124	2,421

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 224% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in common and preferred stocks. The fund also invests in equity investment companies ("underlying funds"), which include domestic and foreign mutual funds, exchange traded funds ("ETFs"), closed-end funds, and unit investment trusts. The Fund may select value or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Adviser uses an aggressive growth strategy in choosing the Fund's investments. The Fund may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company's stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser selects the Fund's investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

As a defensive tactic, the Fund may invest up to 20% of its assets in fixed income securities of any maturity.

None of the Fund's investment policies are fundamental and all may be changed without shareholder approval. The objectives may be changed by the Fund's board, upon 60 days' prior written notice to shareholders.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Investment Company Risk. Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.flexfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/11

Best Quarter: 2nd Qtr. 2009 18.70%	Worst Quarter: 4th Qtr. 2008 -21.42%

Average Annual Total Returns as of 12/31/11

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns The Aggressive Growth Fund	1 Year	5 Years	10 Years	Inception Date
The Aggressive Growth Fund Shares	(7.15%)	(1.58%)	1.50%	Feb. 29, 2000
The Aggressive Growth Fund Shares - Return After Taxes on Distributions	(7.15%)	(1.68%)	1.42%	Feb. 29, 2000
The Aggressive Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	(4.65%)	(1.40%)	1.24%	Feb. 29, 2000
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	2.11%	(0.25%)	2.92%	Feb. 29, 2000